CRUDE OIL AND NATURAL GAS PROPERTIES - Costs Incurred in Crude Oil and Natural Gas Activities (Details)				3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 14, 2016 USD ($) a	Mar. 31, 2016 USD ($) a	Jun. 01, 2015 USD ($)	Jun. 30, 2016 USD ($) a	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) a	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a	Dec. 31, 2015 USD ($) a	Dec. 31, 2014 USD ($)	Jan. 16, 2016 a item	May 15, 2015 a
Exploration costs							$ 2,700			$ 10,407
Development costs							585,184	$ 14,993		177,126	$ 532,279
Acquisition of properties:
Proved							3,137,510				202,306
Unproved							342,313	785,630		715,595
Total							4,067,707	800,623		903,128	734,585
Depletion expense				$ 0		$ 396	$ 0	9,898		9,898	714,160
Drilling advances collected during the period										0
Unused drilling advances									$ 0	0	221,834
Acres Gross | a				9,877			9,877
Acres Net | a				2,432			2,432
Cash paid for the acquisition of the asset							$ 1,173,906	$ 785,630		715,595	$ 202,306
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties										$ 287,815
Oil and Gas Leases
Acquisition of properties:
Net acres included in letter of intent | a												300
Number of producing wells included in letter of intent | item												1
Todd Creek Farms | Providence Energy Operators, LLC | Participation Agreement
Acquisition of properties:
Participation Agreement acquisition interest in any oil and gas development acres in area of mutual interest (as a percent)					50.00%
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties					$ 287,815
Todd Creek Farms | Oil and Gas Leases
Acquisition of properties:
Acres Gross | a									1,460	1,460
Acres Net | a	378	320							244	244
Cash paid for the acquisition of the asset	$ 576,112	$ 1,180,547
Net acres acquired during the period | a									77
Todd Creek Farms | Kingdom Resources LLC | Kingdom Lease
Acquisition of properties:
Acres Gross | a													1,280
Acres Net | a													333
Net revenue interest acquired (as a percent)			80.00%
Cash paid for the acquisition of the asset			$ 785,630
Todd Creek Farms | Kingdom Resources LLC | Kingdom Lease | Providence Energy Operators, LLC | Participation Agreement
Acquisition of properties:
Net acres acquired reduced by virtue of participation agreement | a													171
Participation Agreement acquisition interest in any oil and gas development acres in area of mutual interest (as a percent)			50.00%
Reduction of acquisition costs due to the Participation Agreement (as a percent)			50.00%
Net reduction of acquisition costs due to the Participation Agreement			$ 287,815
Gross reduction of acquisition costs due to the Participation Agreement			392,815
Acquisition costs one-time lender credit			105,000
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties			$ 287,815